Notes to the consolidated financial statements - Research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Expenses By Nature [Line Items]
Expenses from share-based payments	€ (705)
Research and development expenses
Disclosure Of Expenses By Nature [Line Items]
Materials	(232,292)	€ (29,834)	€ (4,015)
Personnel	(33,733)	(21,313)	(14,385)
Amortization and depreciation	(4,259)	(2,578)	(474)
Patents and fees to register a legal right	(11,157)	(7,337)	(4,551)
Third-party services	(531,827)	(51,306)	(18,626)
Maintenance and lease	(347)	(717)	(670)
Other	(2,292)	(723)	(521)
Total	(815,907)	(113,808)	(43,242)
Salary and salary-related expenses	32,779	16,543	14,127
Expenses from share-based payments	954	€ 4,770	€ 0
Recognition of expenses related to ineffective set-up activities and settlement costs	€ 702,099